SEGMENT INFORMATION - Direct (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Direct commercial property expense	$ 430	$ 474	$ 910	$ 962
Direct hospitality expense	459	291	769	572
Office
Disclosure of operating segments [line items]
Direct commercial property expense	186	196	386	382
Direct hospitality expense	5	5	11	11
Retail
Disclosure of operating segments [line items]
Direct commercial property expense	101	104	217	204
Direct hospitality expense	0	0	0	0
LP Investments
Disclosure of operating segments [line items]
Direct commercial property expense	139	174	303	376
Direct hospitality expense	454	286	758	561
Corporate
Disclosure of operating segments [line items]
Direct commercial property expense	4	0	4	0
Direct hospitality expense	$ 0	$ 0	$ 0	$ 0